Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 17,798	$ 56,901	$ 59,991
Prepaid expenses and other current assets	1,263	1,220	1,472
Total current assets	19,061	58,121	61,463
Property and equipment, net	890	2,155	2,505
Other assets	37	108	58
Total assets	19,988	60,384	64,026
Current liabilities:
Accounts payable	1,131	1,049	780
Accrued expenses	4,552	9,141	4,656
Other current liabilities	8	91	44
Total current liabilities	5,691	10,281	5,480
Long-term liabilities	45	59	100
Commitments and contingencies
Stockholders' equity
Preferred stock	0	0	0
Common stock	4	4	3
Additional paid-in capital	349,132	345,915	302,185
Accumulated other comprehensive income	80	78	83
Accumulated deficit	(334,964)	(295,953)	(243,825)
Total stockholders' equity	14,252	50,044	58,446
Total liabilities and stockholders' equity	$ 19,988	$ 60,384	$ 64,026